Credit Risk (Summary of Concentration of Credit Risk) (Parenthetical) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of credit risk exposure [line items]
Commitments to extend credit totalling	$ 623	$ 609
Benchmark of concentration risk percentage	5.00%
Loans and customers iability under acceptances [Member] | Real estate segment [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	10.00%	10.00%
Credit instruments [Member]
Disclosure of credit risk exposure [line items]
Commitment and contingent liability	$ 389,000	$ 367,000
Commitments to extend credit totalling	$ 340,000	$ 322,000
Credit instruments [Member] | Government public sector entities and education [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [Member] | Sundry manufacuring and wholesale [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [Member] | Professional and other services [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	8.00%	8.00%
Credit instruments [Member] | Financial institutions [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	22.00%	19.00%
Credit instruments [Member] | Power and utilities [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	11.00%	11.00%
Credit instruments [Member] | Automotive [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	7.00%	7.00%
Credit instruments [Member] | Telecommunications, cable and media [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	5.00%	5.00%
Derivative financial instruments [Member]
Disclosure of credit risk exposure [line items]
Current replacement cost	$ 72,000	$ 70,000
Derivative financial instruments [Member] | Financial institutions [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	74.00%	66.00%
Derivative financial instruments [Member] | Government sector [Member]
Disclosure of credit risk exposure [line items]
Concentration risk percentage	16.00%	24.00%